Consolidated Statements of Condition - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ASSETS
Cash and due from banks	$ 50,569	$ 47,364
Federal funds sold and other short term investments	679,858	594,448
Total cash and cash equivalents	730,427	641,812
Securities available for sale	310,418	358,185
Held to maturity securities ($4,389 and $5,306 fair value at December 31, 2025 and 2024, respectively)	4,339	5,365
Federal Home Loan Bank stock	6,601	6,507
Loans, net of deferred costs	5,252,460	5,098,058
Less: Allowance for credit losses on loans	52,205	50,248
Net loans	5,200,255	5,047,810
Bank premises and equipment, net	40,707	33,782
Operating lease right-of-use assets	33,638	36,627
Other assets	114,315	108,656
Total assets	6,440,700	6,238,744
Deposits:
Demand	814,908	762,101
Savings accounts	1,069,564	1,086,534
Interest-bearing checking	1,077,141	1,027,540
Money market deposit accounts	457,389	465,049
Time accounts	2,138,415	2,049,759
Total deposits	5,557,417	5,390,983
Short-term borrowings	120,054	84,781
Operating lease liabilities	36,391	40,159
Accrued expenses and other liabilities	40,249	46,478
Total liabilities	5,754,111	5,562,401
Commitments and contingent liabilities
SHAREHOLDERS’ EQUITY:
Capital stock: $1.00 par value; 30,000,000 shares authorized, 20,118,509 and 20,097,152 shares issued and 18,029,107 and 19,019,749 shares outstanding at December 31, 2025 and 2024, respectively	20,119	20,097
Surplus	260,333	258,874
Undivided profits	479,996	446,503
Accumulated other comprehensive income (loss), net of tax	10,024	(3,861)
Treasury stock: 2,089,402 and 1,077,403 shares, at cost, at December 31, 2025 and 2024, respectively	(83,883)	(45,270)
Total shareholders’ equity	686,589	676,343
Total liabilities and shareholders’ equity	$ 6,440,700	$ 6,238,744